Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
Lease commitments under non-cancelable operating leases extending for one year or more will require the following future payments:

(Dollars in thousands)
2019	$4,474
2020	2,747
2021	1,497
2022	334
2023	269
After 2023	343

Total lease expenses under non-cancelable operating leases extending one year or more approximated $4.9 million in 2018, $5.3 million in 2017 and $3.6 million in 2016.